Joint Arrangements - Husky Midstream Limited Partnership (Details) - Other Joint Ventures - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Cenovus's Share of Net Earnings (Loss)	$ (26)	$ (16)
Cenovus's Share of Other Comprehensive Income (Loss)	0	(2)
Cenovus's Share of Total Comprehensive Income (Loss)	$ (26)	$ (18)